Prepaid Expenses, Non-Current	12 Months Ended
Dec. 31, 2025
Prepaid Expenses, Non-Current [Abstract]
PREPAID EXPENSES, NON-CURRENT

10. PREPAID EXPENSES, NON-CURRENT

On September 17, 2025, Yong Ding Biopharm Co., Ltd (Subsidiary of YD Bio) entered into a pre-sale real estate contract for the purchase of office space and parking facilities located in Taipei City. As of December 31, 2025, $1.4 million was prepaid for the purchase.